Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Accounting Policies [Abstract]
Amortization expense - capitalized software	$ 7.0	$ 6.3	$ 7.7
Amortization expense - other definite-lived intangibles	$ 1.1	$ 1.0	$ 0.5